John Hancock High Yield Fund Investment Objectives and Goals - John Hancock Bond Trust Class NAV [Member] - John Hancock High Yield Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock High Yield Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek high current income. Capital appreciation is a secondary goal.
Objective, Secondary [Text Block]	Capital appreciation is a secondary goal.